Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Component of Income Tax Expenses

The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Current income tax expenses	—	144,628,149	353,218,915	54,288,754
Deferred income tax expenses	—	(17,787,699)	(97,672,912)	(15,012,052)

Total income tax expenses	—	126,840,450	255,546,003	39,276,702

Summary of Principal Components of Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	33,430,952	138,683,016	21,315,189
Allowance for other receivables	2,082,694	2,300,135	353,524
Guarantee liabilities	931,172	3,700,872	568,814
Share-based compensation	18,087,929	26,240,241	4,033,051
Investment loss under equity method	1,201,296	6,370,364	979,107
Net operating loss carry forwards	55,764,192	80,539,001	12,378,618
Less: valuation allowance	(93,710,536)	(142,373,018)	(21,882,332)

Non-current deferred tax assets, net	17,787,699	115,460,611	17,745,971

Non-current deferred tax liabilities	—	—	—

Summary of Reconciliation of Income Taxes Expense

Reconciliation between the income taxes expense computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
(Loss)/ income before income tax	(233,163,744)	703,493,068	2,420,004,823	371,947,932
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	(58,290,936)	175,873,268	605,001,206	92,986,983
Effect of different tax rates	—	(72,661,772)	(367,422,131)	(56,471,748)
Exempt Income	—	—	(2,064,183)	(317,259)
Expenses not deductible for tax purposes	10,341,003	183,808	4,298,559	660,677
Income tax refund	—	(12,123,338)	(32,929,930)	(5,061,237)
Changes in valuation allowance	47,949,933	35,568,484	48,662,482	7,479,286

Income tax expenses	—	126,840,450	255,546,003	39,276,702